SCHEDULE OF INVESTMENTS

December 31, 2023 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

COMMON STOCK
Brazil — 0.6%
Banco Bradesco SA ADR [1]	108,289	$379

China — 1.1%
Tencent Holdings Ltd.	19,800	745

France — 6.5%
Air Liquide SA	3,481	677
Alstom S.A.	96,652	1,300
Carrefour SA	45,624	834
Kering S.A.	2,235	984
Sanofi S.A.	6,637	658

		4,453

Germany — 3.5%
Infineon Technologies AG	8,560	357
RWE AG	13,644	620
SAP SE	9,046	1,393

		2,370

Hong Kong — 0.2%
The Link Real Estate Investment Trust [2]	26,400	148

Italy — 3.1%
Enel SpA	158,814	1,180
UniCredit SpA	34,793	943

		2,123

Japan — 4.4%
FANUC Corp.	49,700	1,462
Murata Manufacturing Co. Ltd.	73,900	1,568

		3,030

Netherlands — 3.7%
Akzo Nobel NV	16,681	1,378
Koninklijke Philips NV [1]	48,192	1,122

		2,500

South Korea — 5.7%
Samsung Electronics Co. Ltd.	48,515	2,945
SK Hynix Inc.	8,382	915

		3,860

Spain — 1.4%
Aena SME S.A.	5,420	982

Switzerland — 2.2%
Roche Holding AG	5,159	1,500

SCHEDULE OF INVESTMENTS  (continued)

December 31, 2023 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

United Kingdom — 20.6%
Barclays PLC	907,692	$1,779
BP PLC	218,907	1,301
Diageo PLC	26,861	978
GSK PLC	49,339	912
Prudential PLC	136,537	1,544
Reckitt Benckiser Group PLC	22,275	1,539
Rolls-Royce Holdings PLC [1]	781,578	2,986
Shell PLC	48,433	1,593
SSP Group PLC [1]	457,962	1,370

		14,002

United States — 44.9%
AbbVie Inc.	8,092	1,254
Alphabet Inc., Class C [1]	13,333	1,879
Analog Devices Inc.	5,284	1,049
Aptiv PLC [1]	7,167	643
Avantor Inc. [1]	50,403	1,151
Berry Global Group Inc.	12,817	864
Chesapeake Energy Corp.	9,108	701
Citigroup Inc.	30,673	1,578
Citizens Financial Group Inc.	28,928	959
Concentrix Corp.	8,300	815
CSX Corp.	31,910	1,106
Fiserv Inc. [1]	10,834	1,439
Genpact Ltd.	49,176	1,707
International Flavors & Fragrances Inc.	19,161	1,551
Jones Lang LaSalle Inc. [1]	7,178	1,356
Meta Platforms Inc., Class A [1]	3,023	1,070
PG&E Corp. [1]	64,081	1,155
Quest Diagnostics Inc.	9,929	1,369
Sabre Corp. [1]	59,071	260
Seagate Technology Holdings PLC	9,805	837
TD SYNNEX Corp.	16,030	1,725
Tyson Foods Inc., Class A	20,134	1,082
Walt Disney Co. [1]	22,358	2,019
Zebra Technologies Corp., Class A [1]	5,754	1,573
Zimmer Biomet Holdings Inc.	11,398	1,387

		30,529

Total Common Stock
(Cost $58,047) — 97.9%		66,621

SCHEDULE OF INVESTMENTS  (continued)

December 31, 2023 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value (000)

SHORT-TERM INVESTMENT
Invesco Short-Term Investment Trust:
Government & Agency Portfolio, Institutional
Class, 5.283% *	1,270,047	$1,270

Total Short-Term Investment
(Cost $ 1,270) — 1.9%		1,270

Total Investments — 99.8%
(Cost $ 59,317)		67,891

Other Assets in Excess of Liabilities — 0.2%		161

Net Assets — 100.0%		$68,052

*	The rate reported is the 7-day effective yield as of December 31, 2023.

1	Non-income producing security.

2	Real Estate Investment Trust.

ADR	American Depositary Receipt

The table below sets forth information about the Levels within the fair value hierarchy at which the Fund’s investments are measured at December 31, 2023:

Investments in Securities	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stock
Brazil	$379	$—	$—	$379
China	745	—	—	745
France	4,453	—	—	4,453
Germany	2,370	—	—	2,370
Hong Kong	148	—	—	148
Italy	2,123	—	—	2,123
Japan	3,030	—	—	3,030
Netherlands	2,500	—	—	2,500
South Korea	—	3,860	—	3,860
Spain	982	—	—	982
Switzerland	1,500	—	—	1,500
United Kingdom	14,002	—	—	14,002
United States	30,529	—	—	30,529

Total Common Stock	62,761	3,860	—	66,621

Short-Term Investment	1,270	—	—	1,270

Total Investments in Securities	$64,031	$3,860	$—	$67,891

Amounts designated as “—” are $0 or are rounded to $0.

SCHEDULE OF INVESTMENTS  (concluded)

December 31, 2023 (Unaudited)

For information on the Fund’s policies regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-3200